Merchant Link Acquisition - Schedule of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions		9 Months Ended
	Aug. 31, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill			$ 422.0	$ 421.3
Net cash paid for acquisition		$ 60.2
Merchant Link Acquisition
Business Acquisition [Line Items]
Cash	$ 3.8
Accounts receivable	7.5
Prepaid expenses and other current assets	1.9
Property, plant and equipment	2.4
Inventory	1.7
Other intangible assets	20.4
Goodwill	30.2
Accounts payable	(1.5)
Accrued expenses and other current liabilities	(2.1)
Deferred revenue	(0.3)
Net assets acquired	64.0
Less: cash acquired	(3.8)
Net cash paid for acquisition	$ 60.2